Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Income Fund

August 31, 2021

NJT-QTLY-1021
1.805777.117

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 89.2%
	Principal Amount	Value
Delaware, New Jersey - 1.4%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,278,425
Series 2014 B, 5% 1/1/23	700,000	743,653
Series 2019, 5% 1/1/32	5,000,000	6,367,715

TOTAL DELAWARE, NEW JERSEY		10,389,793

Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,084,099
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,574,799

TOTAL GUAM		2,658,898

New Jersey - 73.3%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/35 (Pre-Refunded to 7/1/26 @ 100)	1,000,000	1,215,567
5% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	1,000,000	1,215,567
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,131,130
5% 2/15/26	1,500,000	1,660,181
5% 2/15/27	1,000,000	1,104,912
5% 2/15/28	1,000,000	1,104,286
5% 2/15/29	1,000,000	1,102,575
5% 2/15/32	1,000,000	1,097,434
5% 2/15/33	1,000,000	1,096,288
5% 2/15/34	1,200,000	1,314,135
5% 2/15/35	1,000,000	1,094,203
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,558,876
Cumberland County Impt. Auth.:
(County Correctional Facility Proj.) Series 2018, 5% 10/1/58	5,000,000	6,073,797
(Technical High School Proj.) Series 2014:
5% 9/1/23 (FSA Insured)	600,000	656,201
5% 9/1/24 (FSA Insured)	1,640,000	1,864,925
5% 9/1/25 (FSA Insured)	1,375,000	1,562,696
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	6,932,755
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.):
Series 2017 A:
5% 11/1/28 (FSA Insured)	2,500,000	3,027,690
5% 11/1/29 (FSA Insured)	750,000	903,603
5% 11/1/30 (FSA Insured)	605,000	726,881
Series 2019:
4% 7/1/48	1,000,000	1,149,122
5% 7/1/44	2,375,000	2,960,027
Hudson Co. Impt. Auth. Swsr Series 2019:
4% 1/1/35	1,000,000	1,191,762
4% 1/1/37	395,000	467,572
4% 1/1/38	1,000,000	1,181,201
4% 1/1/39	835,000	983,470
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,146,142
5% 11/1/28	1,050,000	1,316,354
5% 11/1/29	1,035,000	1,293,903
5% 11/1/30	800,000	995,229
5% 11/1/31	500,000	620,355
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,516,273
5% 9/1/26	600,000	626,834
5% 9/1/27	440,000	459,633
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (b)	1,000,000	1,027,783
Series A, 5% 11/1/35	5,000,000	6,341,649
Series II, 5% 3/1/26	4,310,000	4,411,791
Series QQQ:
4% 6/15/46	1,250,000	1,450,035
4% 6/15/50	1,000,000	1,155,705
Series WW:
5.25% 6/15/40	1,895,000	2,200,377
5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	105,000	124,639
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	3,149,084
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	1,335,000	1,362,264
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (b)	1,000,000	1,030,788
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,663,497
5.375% 1/1/43 (a)	2,000,000	2,226,605
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (FSA Insured)	1,500,000	1,824,792
5% 6/1/31 (FSA Insured)	1,500,000	1,822,603
5% 6/1/37 (FSA Insured)	4,000,000	4,797,779
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,771,212
Series 2013 NN:
5% 3/1/26	4,130,000	4,426,178
5% 3/1/27	6,570,000	7,034,308
Series 2013:
5% 3/1/23	4,920,000	5,268,595
5% 3/1/25	1,295,000	1,388,140
Series 2015 XX:
4.25% 6/15/26	4,220,000	4,794,740
5.25% 6/15/27	3,000,000	3,525,120
Series 2016 BBB, 5.5% 6/15/30	2,165,000	2,673,823
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.) Series 2019, 5% 8/1/59 (a)	1,000,000	1,201,497
(New Jersey-American Wtr. Co., Inc. Proj.):
Series 2020 A, 1% 6/1/23	1,300,000	1,316,433
Series 2020 C, 1.15% 6/1/23 (a)	2,500,000	2,533,741
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (a)(c)	1,000,000	1,011,036
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/23	635,000	689,231
5% 7/1/24	690,000	777,937
5% 7/1/25	600,000	700,203
5% 7/1/26	945,000	1,136,639
5% 7/1/29	665,000	810,147
Series 2015 B, 5% 7/1/31	3,000,000	3,432,782
Series 2016 A:
5% 7/1/27	2,875,000	3,423,814
5% 7/1/32	600,000	702,789
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,949,254
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,181,819
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,180,481
Series A:
4% 7/1/50	3,000,000	3,443,532
5% 7/1/32	420,000	540,483
5% 7/1/33	675,000	865,698
5% 7/1/34	540,000	690,719
5% 7/1/35	570,000	727,078
5% 7/1/36	1,095,000	1,392,393
5% 7/1/37	1,095,000	1,388,245
5% 7/1/38	985,000	1,245,744
5% 7/1/39	1,040,000	1,311,959
5% 7/1/40	1,035,000	1,301,881
5% 7/1/45	3,500,000	4,346,329
New Jersey Envir. Infrastructure Trust Series 2015 AR1, 5% 9/1/26	200,000	245,360
New Jersey Gen. Oblig.:
Series 2014, 5% 6/1/25	3,340,000	3,904,661
Series 2020 A, 5% 6/1/29	2,000,000	2,603,126
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	6,445,141
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	816,323
(Trinitas Hosp. Obligated Grp Proj.) Series 2016 A, 5% 7/1/22	910,000	943,994
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (c)	2,000,000	2,339,793
Series 2019 B3, 5%, tender 7/1/26 (c)	5,000,000	6,029,829
Series 2011:
5% 7/1/24	2,100,000	2,182,398
5% 7/1/25	2,265,000	2,353,290
Series 2013 A:
5% 7/1/28	1,080,000	1,162,930
5% 7/1/32	1,600,000	1,707,107
5.25% 7/1/28	3,250,000	3,548,657
Series 2013, 5% 7/1/26	1,335,000	1,444,654
Series 2014 A:
4% 7/1/45	1,300,000	1,355,871
5% 7/1/30 (Pre-Refunded to 7/1/24 @ 100)	700,000	794,149
5% 7/1/31 (Pre-Refunded to 7/1/24 @ 100)	455,000	516,197
5% 7/1/44	3,635,000	4,098,260
5% 7/1/45 (Pre-Refunded to 7/1/24 @ 100)	2,225,000	2,524,260
Series 2016 A:
5% 7/1/22	2,000,000	2,074,711
5% 7/1/26	1,575,000	1,881,982
5% 7/1/27	100,000	121,767
5% 7/1/27	1,700,000	2,023,630
5% 7/1/28	2,000,000	2,432,138
5% 7/1/28	2,040,000	2,415,534
5% 7/1/29	1,550,000	1,827,041
5% 7/1/30	1,200,000	1,455,441
5% 7/1/30	2,000,000	2,343,270
5% 7/1/31	5,100,000	6,088,699
5% 7/1/31	10,195,000	12,327,225
5% 7/1/33	1,000,000	1,192,295
5% 7/1/39	11,000,000	13,195,955
5% 7/1/43	2,500,000	2,979,432
Series 2016:
4% 7/1/48	425,000	467,485
5% 7/1/23	1,240,000	1,343,040
5% 7/1/24	835,000	946,733
5% 7/1/24	1,000,000	1,126,237
5% 7/1/26	800,000	962,234
5% 7/1/29	1,050,000	1,286,320
5% 7/1/30	605,000	739,805
5% 7/1/31	400,000	488,431
5% 7/1/35	950,000	1,119,136
5% 7/1/36	565,000	664,944
5% 7/1/41	5,085,000	5,955,093
Series 2017 A:
5% 7/1/25	110,000	129,378
5% 7/1/52	4,265,000	5,156,131
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013, 5% 12/1/22 (a)	2,250,000	2,380,166
Series 2016 1A, 5% 12/1/25 (a)	1,400,000	1,656,486
Series 2017 1A:
5% 12/1/22 (a)	500,000	528,926
5% 12/1/25 (a)	3,000,000	3,535,788
5% 12/1/27 (a)	2,500,000	2,994,009
Series 2018 B, 5% 12/1/28 (a)	950,000	1,177,136
Series 2019 A:
5% 12/1/26	2,525,000	3,055,496
5% 12/1/27	2,000,000	2,471,163
5% 12/1/28	700,000	867,874
Series 2020 A, 5% 12/1/23 (a)	1,500,000	1,653,566
Series 2020, 5% 12/1/23 (a)	2,375,000	2,618,147
Series 2021 A:
5% 12/1/26 (a)	325,000	392,540
5% 12/1/27 (a)	325,000	400,680
5% 12/1/28 (a)	400,000	502,465
5% 12/1/29 (a)	550,000	701,363
Series 2021 B:
5% 12/1/27 (a)	1,325,000	1,633,542
5% 12/1/28 (a)	1,450,000	1,821,434
5% 12/1/29 (a)	1,415,000	1,804,416
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D:
4% 4/1/24 (a)	2,320,000	2,499,470
4% 10/1/24 (a)	2,370,000	2,581,983
Series 2021 H:
5% 4/1/28	300,000	374,968
5% 10/1/28	480,000	604,283
5% 4/1/29	500,000	632,563
New Jersey Institute of Technology Series A:
5% 7/1/27	170,000	210,293
5% 7/1/28	225,000	285,152
5% 7/1/29	270,000	349,685
5% 7/1/30	260,000	334,294
5% 7/1/31	375,000	479,905
5% 7/1/32	375,000	478,409
5% 7/1/33	170,000	216,216
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/23	800,000	865,375
5% 6/1/26	3,000,000	3,620,640
5% 6/1/27	1,000,000	1,242,148
5% 6/1/28	2,000,000	2,547,135
Series 2018 B, 3.2% 6/1/27	1,390,000	1,420,894
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2012 B, 5% 1/1/24 (Pre-Refunded to 1/1/23 @ 100)	2,650,000	2,821,506
Series 2014 A, 5% 1/1/32	5,000,000	5,637,222
Series 2017 B:
5% 1/1/33	5,000,000	6,269,460
5% 1/1/34	2,500,000	3,126,680
Series 2019 A, 5% 1/1/48	2,000,000	2,471,975
Series 2021 A:
4% 1/1/42	8,000,000	9,544,849
4% 1/1/51	8,000,000	9,407,330
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,277,015
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	9,427,912
0% 12/15/34	4,000,000	3,102,080
Series 2008 A, 0% 12/15/36	25,000,000	17,764,293
Series 2009 A, 0% 12/15/38	13,900,000	9,263,920
Series 2010 A:
0% 12/15/27	3,000,000	2,749,208
0% 12/15/30	14,795,000	12,519,920
Series 2010 A3, 0% 12/15/34	10,775,000	8,128,582
Series 2016 A:
5% 6/15/29	750,000	893,827
5% 6/15/30	5,000,000	5,943,724
Series 2018 A, 5% 6/15/31	3,000,000	3,555,168
Series 2019 BB, 4% 6/15/38	1,035,000	1,192,851
Series 2022 AA:
5% 6/15/37 (d)	10,000,000	12,661,985
5% 6/15/38(d)	5,440,000	6,854,441
Series A:
0% 12/15/31	365,000	300,085
5% 12/15/32	2,600,000	3,326,447
5% 12/15/33	2,850,000	3,637,662
Series AA, 5% 6/15/45	9,635,000	12,156,821
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,108,834
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	222,619
Rutgers State Univ. Rev. Series Q:
5% 5/1/24	1,360,000	1,527,040
5% 5/1/25	750,000	872,189
5% 5/1/26	700,000	840,330
5% 5/1/27	750,000	923,801
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (a)	730,000	899,256
5% 1/1/31 (a)	1,950,000	2,376,388
5% 1/1/33 (a)	750,000	910,094
5% 1/1/35 (a)	2,000,000	2,417,940
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/28 (FSA Insured)	200,000	255,854
5% 11/1/31 (FSA Insured)	1,500,000	1,936,923
5% 11/1/32 (FSA Insured)	1,230,000	1,583,435
5% 11/1/33 (FSA Insured)	750,000	962,423
Series 2020 A:
4% 11/1/50 (Build America Mutual Assurance Insured)	2,000,000	2,331,115
5% 11/1/45	7,000,000	8,777,569
5% 11/1/45 (Build America Mutual Assurance Insured)	2,000,000	2,521,266
The Board of Ed. of Newark Series 2021:
4% 7/15/36 (Build America Mutual Assurance Insured)	775,000	943,559
4% 7/15/37 (Build America Mutual Assurance Insured)	725,000	879,712
5% 7/15/22	125,000	130,257
5% 7/15/23	265,000	288,469
5% 7/15/24	400,000	453,118
5% 7/15/25 (Build America Mutual Assurance Insured)	230,000	269,816
5% 7/15/26 (Build America Mutual Assurance Insured)	275,000	332,608
5% 7/15/27 (Build America Mutual Assurance Insured)	325,000	403,054
5% 7/15/28 (Build America Mutual Assurance Insured)	300,000	381,221
5% 7/15/29 (Build America Mutual Assurance Insured)	300,000	389,368
5% 7/15/30 (Build America Mutual Assurance Insured)	300,000	396,985
5% 7/15/31 (Build America Mutual Assurance Insured)	375,000	505,492
5% 7/15/32 (Build America Mutual Assurance Insured)	400,000	536,738
5% 7/15/33 (Build America Mutual Assurance Insured)	500,000	667,873

TOTAL NEW JERSEY		526,903,956

New York - 0.6%
Port Auth. of New York & New Jersey Series 221:
4% 7/15/37 (a)	1,000,000	1,188,772
5% 7/15/35 (a)	2,500,000	3,220,135

TOTAL NEW YORK		4,408,907

New York And New Jersey - 11.3%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	10,000,000	11,840,956
Series 2016, 5% 11/15/32 (a)	5,000,000	6,048,983
Series 2018, 5% 9/15/34 (a)	5,000,000	6,146,212
Series 207, 5% 9/15/29 (a)	1,750,000	2,199,993
Series 209, 5% 7/15/35	3,970,000	4,968,841
Series 213, 5% 9/1/39	5,390,000	6,859,946
Series 214:
5% 9/1/30 (a)	250,000	322,499
5% 9/1/36 (a)	6,785,000	8,540,529
Series 218, 5% 11/1/44 (a)	1,420,000	1,761,653
Series 221:
4% 7/15/45 (a)	1,500,000	1,745,474
4% 7/15/60 (a)	5,000,000	5,747,392
Series 223:
4% 7/15/34 (a)	2,000,000	2,432,512
4% 7/15/35 (a)	2,250,000	2,728,238
4% 7/15/36 (a)	1,350,000	1,629,937
4% 7/15/37 (a)	2,750,000	3,303,555
4% 7/15/38 (a)	6,000,000	7,187,929
4% 7/15/39 (a)	4,000,000	4,778,195
5% 7/15/56 (a)	2,200,000	2,781,567

TOTAL NEW YORK AND NEW JERSEY		81,024,411

Non-State Specific - 0.2%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000,000	1,263,985
Pennsylvania, New Jersey - 2.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,088,065
5% 7/1/26	650,000	763,419
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	300,000	353,283
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	350,000	412,164
Series 2019 A, 5% 7/1/44	700,000	873,595
Series 2019 B, 5% 7/1/32	1,000,000	1,292,126
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,188,630
Series 2018 A:
5% 1/1/37	1,200,000	1,510,603
5% 1/1/38	1,450,000	1,821,503
5% 1/1/39	1,190,000	1,491,632
5% 1/1/40	1,250,000	1,563,954

TOTAL PENNSYLVANIA, NEW JERSEY		14,358,974

TOTAL MUNICIPAL BONDS
(Cost $582,346,921)		641,008,924

Municipal Notes - 8.7%
New Jersey - 8.7%
Lacey Township Gen. Oblig. BAN Series 2021 B, 1.5% 5/19/22	6,750,000	$6,811,005
Middlesex County Gen. Oblig. BAN Series 2021, 2% 6/1/22	7,000,000	7,100,909
New Jersey Econ. Dev. Auth. Rev. (Cooper Health Sys. Proj.) Series 2008 A, 0.02% 9/7/21, LOC TD Banknorth, NA, VRDN (c)	9,500,000	9,500,000
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 B, 0.01% 9/1/21, LOC JPMorgan Chase Bank, VRDN (c)	19,280,000	19,279,992
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 0.04% 9/7/21, LOC Citibank NA, VRDN (a)(c)	13,615,000	13,615,000
Rutgers State Univ. Rev. Series 2009 G, 0.01% 9/1/21 (Liquidity Facility TD Banknorth, NA), VRDN (c)	3,200,000	3,200,000
Saddle Brook Township Gen. Oblig. BAN Series 2021, 1.5% 5/13/22	3,000,000	3,027,118
TOTAL MUNICIPAL NOTES
(Cost $62,527,928)		62,534,024
TOTAL INVESTMENT IN SECURITIES - 97.9%
(Cost $644,874,849)		703,542,948
NET OTHER ASSETS (LIABILITIES) - 2.1%		14,740,655
NET ASSETS - 100%		$718,283,603

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,058,571 or 0.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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